Share-Based Payments - Schedule of Restricted Shares (Details) - Restricted Shares [Member] - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payments - Schedule of Restricted Shares (Details) [Line Items]
Restricted stocks granted but not yet vested at	636
Restricted shares granted	12,259	231
Restricted shares vested	(3,751)
Restricted stocks granted but not yet vested at	9,144	231
Reverse Stock Split [Member]
Share-Based Payments - Schedule of Restricted Shares (Details) [Line Items]
Restricted stocks granted but not yet vested at	12,700
Restricted shares granted	245,050	4,608
Restricted shares vested	(74,967)
Restricted stocks granted but not yet vested at	182,783	4,608